Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,690,116)	$ (1,026,464)	$ (2,593,537)	$ (1,266,844)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for technology			0	500,000
Stock-based compensation expenses for services	1,367,468	469,375	1,365,667	201,641
Depreciation expense	23,808	17,910	40,866	6,472
Changes in Operating Assets and Liabilities:
Inventory	78,765	(29,790)	(44,566)	(33,582)
Accounts Receivable	27,694	(20,040)	(27,694)	8,000
Prepaid expenses	5,537	(9,748)	(9,410)	(22,334)
Vendor deposits	(50,400)	0	(50,400)	0
Accounts payable and accrued liabilitie	6,348	(32,232)	18,846	322,215
Accounts payable-related party	123,376	0	12,551	0
Dividend payable	12,394	0	21,033	0
Deferred revenue	1,872	0	(3,588)	0
Customer deposit	0	(50,480)	(50,480)	50,480
Net cash used in operating activities	(996,199)	(681,469)	(1,313,536)	(233,952)
Accounts payable-related party	(123,376)	0	(12,551)	0
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(34,249)	(68,414)	(133,456)
Net cash used in investing activities	0	(34,249)	(68,414)	(133,456)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series F Preferred Stock	2,963,500	360,000
Proceeds from issuance of common stock	0	25,000
Proceeds from stock subscriptions			(707,500)	(1,198,000)
Net cash provided by financing activities	2,963,500	385,000	707,500	1,198,000
NET CHANGE IN CASH	1,967,301	(330,718)	(674,450)	830,592
CASH AT BEGINNING OF PERIOD	173,196	847,646	847,646	17,054
CASH AT END OF PERIOD	2,140,497	516,928	173,196	847,646
SUPPLEMENTAL CASH FLOW DISCLOSURES
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for services	588,592	945,000	1,300,375	738,750
Common stock issued for accounts payable	$ 300,000	$ 0	$ 20,000	$ 288,000